Appendix III: Debentures and Bonds - Maturity (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 31,095
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,477
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,130
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,130
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,101
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,178
Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	19,079
Spain
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	27,841
Spain | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,277
Spain | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,019
Spain | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,843
Spain | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,655
Spain | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	18,047
Spain | Telefonica Europe, B.V.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,648
Spain | Telefonica Europe, B.V. | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,148
Spain | Telefonica Europe, B.V. | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefonica Europe, B.V. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2023 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2023 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2024 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2024 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2025 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2025 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2026 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2026 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2027 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | 2027 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefonica Europe, B.V. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,648
Spain | Telefonica Europe, B.V. | Subsequent years | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,148
Spain | Telefonica Europe, B.V. | Subsequent years | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 500
Spain | Telefonica Europe, B.V. | Fixed interest rate | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	8.25%
Spain | Telefonica Europe, B.V. | Fixed interest rate | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.875%
Spain | Telefónica Emisiones, S.A.U.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 26,193
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,277
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,127
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	892
Spain | Telefónica Emisiones, S.A.U. | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	564
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,279
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,405
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	451
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	800
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,874
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	187
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	703
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	100
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,874
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	468
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,171
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,171
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,277
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,277
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,019
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,127
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	892
Spain | Telefónica Emisiones, S.A.U. | 2025 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,843
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	564
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,279
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,655
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,405
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	16,399
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	451
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	800
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,874
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	187
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	703
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	100
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,874
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	468
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,171
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,171
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 150
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.987%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES FEBRUARY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.069%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.528%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.495%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.375%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.46%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.447%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.103%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.201%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.715%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.788%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.445%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.932%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.664%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.592%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.93%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.807%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.045%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.90%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.665%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.957%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.864%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.864%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.213%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.213%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.895%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.52%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.00%
Outside of Parent Country
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 3,254
Outside of Parent Country | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Outside of Parent Country | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	130
Outside of Parent Country | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,111
Outside of Parent Country | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	258
Outside of Parent Country | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	523
Outside of Parent Country | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,032
Outside of Parent Country | Telefónica Chile, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	21
Outside of Parent Country | Telefónica Chile, S.A. | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	21
Outside of Parent Country | Telefónica Chile, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	21
Outside of Parent Country | Telefónica Chile, S.A. | 2023 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	21
Outside of Parent Country | Telefónica Chile, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2024 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2025 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2026 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2027 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | Subsequent years | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefónica Chile, S.A. | Fixed interest rate | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.90%
Outside of Parent Country | Telefónica Móviles Chile, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 759
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	115
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	77
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	99
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	468
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	115
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	115
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	77
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	77
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	99
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	99
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	468
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 468
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.60%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.50%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.60%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.537%
Outside of Parent Country | Telefónica del Perú, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 679
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	25
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	20
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	19
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	8
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	18
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	64
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	29
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	33
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	26
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	20
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	417
Outside of Parent Country | Telefónica del Perú, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	64
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	64
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	62
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	29
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	33
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	165
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	26
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	139
Outside of Parent Country | Telefónica del Perú, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	159
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	20
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	139
Outside of Parent Country | Telefónica del Perú, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	164
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	25
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	139
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	65
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	20
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	19
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	8
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	18
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	6.656%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	6.188%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.469%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.50%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.281%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.375%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.625%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.125%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.1875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.0938%
Outside of Parent Country | Telefônica Brasil, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 628
Outside of Parent Country | Telefônica Brasil, S.A. | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	269
Outside of Parent Country | Telefônica Brasil, S.A. | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	359
Outside of Parent Country | Telefônica Brasil, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2024 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2024 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	269
Outside of Parent Country | Telefônica Brasil, S.A. | 2025 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	269
Outside of Parent Country | Telefônica Brasil, S.A. | 2025 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2026 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2026 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	359
Outside of Parent Country | Telefônica Brasil, S.A. | 2027 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2027 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	359
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.12%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.35%
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 567
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	469
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	68
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	30
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2023 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2023 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2023 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	68
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2024 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2024 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	68
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2024 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2025 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2025 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2025 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2026 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2026 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2026 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2027 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2027 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | 2027 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	499
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | Subsequent years | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	469
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | Subsequent years | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | Subsequent years | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 30
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | Fixed interest rate | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.95%
Outside of Parent Country | Colombia Telecomunicaciones S.A. E.S.P. | Fixed interest rate | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	6.65%
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2023 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2024 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2025 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2026 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2027 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Subsequent years | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Fixed interest rate | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.75%
Outside of Parent Country | Colombia Telecomunicaciones, S.A., ESP | Floating interest rate | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.39%